SCHEDULE OF OPERATING LEASE LIABILITY (Details) - USD ($)	Mar. 31, 2022	Jun. 30, 2021
Office Lease	$ 265,717
Less: current portion	(118,325)
Long term portion	147,392
Belfrics Holdings Limited [Member]
Office Lease	6,383
Less: current portion	(6,383)
Long term portion
Belfrics International Ltd [Member]
Office Lease	7,447
Less: current portion	(7,447)
Long term portion
Belfrics B T S D N B H D [Member]
Office Lease	6,383
Less: current portion	(6,383)
Long term portion
Belfrics Kenya Ltd [Member]
Office Lease	40,504
Less: current portion	(27,866)
Long term portion	12,638
Belfrics Cryptex Pvt Ltd [Member]
Office Lease	98,279
Less: current portion	(35,523)
Long term portion	62,756
Belfrics B T Pvt Ltd [Member]
Office Lease	106,721
Less: current portion	(34,723)
Long term portion	$ 71,998